Note 12 - Mezzanine Equity	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Mezzanine Equity [Text Block]
12.	Mezzanine Equity

On
February 17, 2020
the Company issued
16,004
Series E convertible perpetual preferred stock (“Series E Shares”) to Family Trading Inc, as settlement of
$14,350
of consideration then outstanding for the purchase of the M/T Eco City of Angels and M/T Eco Los Angeles from Mr. Evangelos J. Pistiolis,
$1,621
of Series E Share dividends of the
second
half of
2019
and
$32
of accrued interest on unpaid dividends from
2019.
Furthermore the Company issued on
June 30, 2020,
900
Series E Shares to Family Trading Inc as settlement of
$900
of Series E Share dividends for the
first
half of
2020.

Pursuant to issuances of Series E Shares, the Company recognized the beneficial conversion feature by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital, resulting in a discount of
$1,067
on the Series E Shares. The Company has amortized the beneficial conversion in full in the six
months ended
June 30, 2020
as the beneficial conversion was immediately exercisable and has been recognized as a deemed dividend. As the Company is in an accumulated deficit position, the offsetting amount was amortized as a deemed dividend recorded against additional paid-in-capital.

During the
six
months ended
June 30, 2020,
but before
March 29, 2020,
the Company redeemed
21,364
Series E Shares and paid a total of
$24,569
to Family Trading Inc,
$3,204
of which refers to the
15%
redemption premium embedded in each redemption that the Company classified as deemed dividend.

As of
June 30, 2020,
upon conversion at the Series E Shares Conversion Price (
$2.11
) of
11,264
Series E Shares outstanding, Family Trading Inc. would receive
5,338,389
common shares. After
March 29, 2020
as per the original Series E Shares Statement of Designations all redemptions of Series E Shares will incur a redemption premium equal to twenty
percent (
20%
) of the Liquidation Amount being redeemed instead of
fifteen
percent (
15%
). Finally the Company has adjusted the carrying value of the Series E Shares to the maximum redemption amount, resulting in an increase of
$2,253,
which has been accounted for as deemed dividend.